Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [Abstract]
Schedule of computation of basic and diluted earnings per share
	Year ended December 31
	2020	2021	2022
	RMB	RMB	RMB

Net income	114,852,526	65,207,464	135,351,411
Basic weighted average number of common shares outstanding	1,371,643,240	1,371,643,240	1,371,643,240
Effect of dilutive share options	153,589,125	154,246,831	155,453,871
Dilutive weighted average number of ordinary shares	1,525,232,365	1,525,890,071	1,527,097,111
Basic earnings per share	0.08	0.05	0.10
Diluted earnings per share	0.08	0.05	0.09